Summary of Significant Accounting Policies - Stockholders' Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stockholders' Equity Attributable to Parent	$ 2,283.2	$ 1,498.6	$ 1,231.5	$ 1,434.7
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	(1.0)	2.0	0.4
Accumulated Translation Adjustment [Member]
Stockholders' Equity Attributable to Parent	$ (6.2)	$ (2.1)	$ 0.8	$ 1.0